Common Stock (Details Narrative) - $ / shares		3 Months Ended
	Mar. 28, 2024	Mar. 31, 2025	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Common stock authorized			600,000,000	600,000,000
Par value of common stock			$ 0.0001	$ 0.0001
Restricted stock units vested		25,000
Number of shares unvested and forfeiture	1,129,630
Weighted average remaining contractual term	3 years
Share price	$ 12.00
Aggregate number of trading days for determining the share price	20 days
Number of consecutive trading days for determining the share price	30 days
Award vesting period	3 years
Number of unvested shares			0